OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Moderate Aggressive Portfolio

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 60.7%
International 16.1%
Columbia Emerging Markets Fund, Class I Shares (a)	5,827,353	$59,031,090
Columbia European Equity Fund, Class I Shares (a)	14,665,643	113,365,417
Columbia Overseas Value Fund, Class I Shares (a)	13,903,919	126,386,619
Columbia Pacific/Asia Fund, Class I Shares (a)	9,351,021	83,130,578
Total		381,913,704
U.S. Large Cap 34.3%
Columbia Contrarian Core Fund, Class I Shares (a)	7,810,804	162,464,724
Columbia Large Cap Growth Fund, Class I Shares (a)	2,200,646	74,117,758
Columbia Large Core Quantitative Fund, Class I Shares (a)	16,757,989	145,962,087
Columbia Large Growth Quantitative Fund, Class I Shares (a)	7,044,778	61,571,357
Columbia Large Value Quantitative Fund, Class I Shares (a)	16,975,046	157,019,172
Columbia Select Large Cap Equity Fund, Class I Shares (a)	3,715,409	48,151,703
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	4,571,845	84,944,889
Columbia Select Large-Cap Value Fund, Class I Shares (a)	3,504,812	78,297,491
Total		812,529,181
U.S. Mid Cap 6.9%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	2,560,905	79,234,422
Columbia Mid Cap Value Fund, Class I Shares (a)	2,259,983	42,487,674
Columbia Mid Cap Value Opportunity Fund, Class I Shares (a)	3,834,360	41,679,495
Total		163,401,591
U.S. Small Cap 3.4%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)(b)	2,077,854	16,498,157
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	391,608	9,093,138
Columbia Small Cap Core Fund, Class I Shares (a)	639,965	12,952,896
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	1,409,125	41,752,382
Total		80,296,573
Total Equity Funds (Cost: $1,172,991,496)		$1,438,141,049

	Shares	Value

Fixed-Income Funds 28.7%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares (a)	1,262,659	$23,927,399
Emerging Markets 1.3%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,738,964	30,950,289
High Yield 6.8%
Columbia High Yield Bond Fund, Class I Shares (a)	7,935,936	23,966,528
Columbia Income Opportunities Fund, Class I Shares (a)	13,484,445	137,676,178
Total		161,642,706
Inflation Protected Securities 0.3%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	938,841	8,796,942
International 0.9%
Columbia International Bond Fund, Class I Shares (a)	1,867,201	21,024,682
Investment Grade 18.4%
Columbia Corporate Income Fund, Class I Shares (a)	21,827,914	222,644,724
Columbia Mortgage Opportunities Fund, Class I Shares (a)(b)	2,150,000	21,500,000
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	31,438,592	171,025,943
Columbia U.S. Treasury Index Fund, Class I Shares (a)	1,844,184	20,322,902
Total		435,493,569
Total Fixed-Income Funds (Cost: $667,971,921)		$681,835,587

Alternative Investment Funds 3.4%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,438,772	13,984,866
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,364,175	23,570,826
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	2,062,320	19,757,032
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	1,829,507	16,264,317
Columbia Flexible Capital Income Fund, Class I Shares(a)	538,041	6,687,845
Total Alternative Investment Funds (Cost: $81,780,590)		$80,264,886

Issuer	Shares	Value

Common Stocks —%
Consumer Staples —%
Food Products —%
China Milk Products Group Ltd. (b)(c)(d)(e)	322,000	$—
Total Consumer Staples		—
Total Common Stocks (Cost: $172,880)		$—

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.1%
S&P 500 Index
	592	1,600.00	12/19/14	$3,507,600
Total Options Purchased Puts (Cost: $10,066,042)				$3,507,600

	Shares	Value

Money Market Funds 6.9%
Columbia Short-Term Cash Fund, 0.092%(a)(f)	162,646,347	$162,646,347
Total Money Market Funds (Cost: $162,646,347)		$162,646,347
Total Investments
(Cost: $2,095,629,276) (g)		$2,366,395,469(h)
Other Assets & Liabilities, Net		3,778,008
Net Assets		$2,370,173,477

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, cash totaling $560,921 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	(103)	USD	(48,355,925)	06/2014	—	(1,119,720)
S&P 500 EMINI	843	USD	79,153,485	06/2014	1,395,715	—
S&P MID 400 EMINI	360	USD	48,711,600	06/2014	—	(251,082)
TOPIX INDEX	156	JPY	17,631,731	06/2014	—	(1,043,493)
US 10YR NOTE	46	USD	5,723,406	06/2014	5,654	—
Total					1,401,369	(2,414,295)

Open Options Contracts Written at April 30, 2014

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
S&P 500 Index	Put	592	1,750.00	10,818,835	06/2014	1,124,800

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	14,523,154	10,121	(305)	(9)	14,532,961	—	13,984,866
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	23,830,605	5,807	(21,008)	(385)	23,815,019	—	23,570,826
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	43,786,885	33,066	(21,500,000)	(1,422,058)	20,897,893	—	19,757,032
Columbia Commodity Strategy Fund, Class I Shares	17,681,220	32	(497,767)	(47,864)	17,135,621	—	16,264,317
Columbia Contrarian Core Fund, Class I Shares	115,542,514	1	(2,224,457)	1,179,348	114,497,406	—	162,464,724

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Convertible Securities Fund, Class I Shares	19,563,488	138,211	(664,327)	125,501	19,162,873	138,211	23,927,399
Columbia Corporate Income Fund, Class I Shares	218,761,904	1,751,670	(2,500,777)	104,915	218,117,712	1,746,258	222,644,724
Columbia Emerging Markets Bond Fund, Class I Shares	30,951,803	404,238	(241,027)	(1,034)	31,113,980	396,983	30,950,289
Columbia Emerging Markets Fund, Class I Shares	88,129,644	32,885	(31,356,564)	1,029,263	57,835,228	—	59,031,090
Columbia European Equity Fund, Class I Shares	57,866,452	35,250,993	(1,435,735)	450,799	92,132,509	—	113,365,417
Columbia Flexible Capital Income Fund, Class I Shares	5,441,039	44,202	(107,513)	21,368	5,399,096	44,202	6,687,845
Columbia High Yield Bond Fund, Class I Shares	22,790,785	327,945	(292,902)	25,241	22,851,069	327,938	23,966,528
Columbia Income Opportunities Fund, Class I Shares	129,918,509	1,751,618	(1,605,228)	246,558	130,311,457	1,751,572	137,676,178
Columbia Inflation Protected Securities Fund, Class I Shares	—	8,750,000	—	—	8,750,000	—	8,796,942
Columbia International Bond Fund, Class I Shares	20,975,084	1,731	(107,547)	672	20,869,940	—	21,024,682
Columbia Large Cap Growth Fund, Class I Shares	48,703,459	2,104	(1,247,109)	389,900	47,848,354	—	74,117,758
Columbia Large Core Quantitative Fund, Class I Shares	102,635,678	4,982	(2,077,189)	1,094,191	101,657,662	—	145,962,087
Columbia Large Growth Quantitative Fund, Class I Shares	56,234,275	406	(838,139)	295,895	55,692,437	—	61,571,357
Columbia Large Value Quantitative Fund, Class I Shares	152,433,525	4,504	(3,066,354)	520,140	149,891,815	—	157,019,172
Columbia Mid Cap Growth Fund, Class I Shares	69,192,702	6,639	(1,921,764)	249,417	67,526,994	—	79,234,422
Columbia Mid Cap Value Fund, Class I Shares	33,961,450	62,274	(1,671,413)	419,470	32,771,781	62,274	42,487,674
Columbia Mid Cap Value Opportunity Fund, Class I Shares	24,187,362	—	(1,000,565)	587,151	23,773,948	—	41,679,495
Columbia Mortgage Opportunities Fund, Class I	—	21,500,000	—	—	21,500,000	—	21,500,000
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	8,848,601	497	(248,625)	154,961	8,755,434	—	16,498,157
Columbia Overseas Value Fund, Class I Shares	33,975,477	87,573,908	(1,089,312)	151,697	120,611,770	—	126,386,619
Columbia Pacific/Asia Fund, Class I Shares	70,719,613	2,920,532	(652,293)	28,961	73,016,813	—	83,130,578
Columbia Select Large Cap Equity Fund, Class I Shares	38,119,843	11,536,316	(336,532)	(16,397)	49,303,230	—	48,151,703
Columbia Select Large Cap Growth Fund, Class I Shares	62,490,230	9,443	(3,172,829)	1,086,805	60,413,649	—	84,944,889
Columbia Select Large-Cap Value Fund, Class I Shares	57,248,987	—	(1,929,270)	522,651	55,842,368	—	78,297,491
Columbia Select Smaller-Cap Value Fund, Class I Shares	2,522,489	5,529,290	(213)	51	8,051,617	—	9,093,138
Columbia Short-Term Cash Fund	269,023,971	29,211,217	(135,588,841)	—	162,646,347	53,362	162,646,347
Columbia Small Cap Core Fund, Class I Shares	10,858,282	726	(146,657)	28,806	10,741,157	—	12,952,896
Columbia Small Cap Growth Fund I, Class I Shares	43,447,145	9,557	(955,591)	126,213	42,627,324	—	41,752,382
Columbia Small Cap Value Fund II, Class I Shares	14,728,770	—	(17,200,048)	2,471,278	—	—	—
Columbia U.S. Government Mortgage Fund, Class I Shares	173,492,860	1,428,334	(626,170)	6,620	174,301,644	1,408,040	171,025,943

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia U.S. Treasury Index Fund, Class I Shares	12,224,017	8,796,473	(25,582)	(1,662)	20,993,246	44,262	20,322,902
Total	2,094,811,822	217,099,722	(236,349,653)	9,828,463	2,085,390,354	5,973,102	2,362,887,869

(b)	Non-income producing.
(c)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2014 was $0, representing less than 0.01% of net assets.  Information concerning such security holdings at April 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Milk Products Group Ltd.	11-17-10	172,880

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2014, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(e)	Negligible market value.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(g)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $2,095,629,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$286,438,000
Unrealized Depreciation	(15,672,000)
Net Unrealized Appreciation	$270,766,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)

Mutual Funds
Equity Funds	1,438,141,049	—	—		1,438,141,049
Fixed-Income Funds	681,835,587	—	—		681,835,587
Alternative Investment Funds	80,264,886	—	—		80,264,886
Money Market Funds	162,646,347	—	—		162,646,347
Total Mutual Funds	2,362,887,869	—	—		2,362,887,869
Equity Securities
Common Stocks
Consumer Staples	—	—	0	(a)	0
Total Equity Securities	—	—	0		0
Other
Options Purchased Puts	3,507,600	—	—		3,507,600
Total Other	3,507,600	—	—		3,507,600
Investments in Securities	2,366,395,469	—	—		2,366,395,469
Derivatives
Assets
Futures Contracts	1,401,369	—	—		1,401,369
Liabilities
Futures Contracts	(2,414,295)	—	—		(2,414,295)
Options Contracts Written	(1,124,800)	—	—		(1,124,800)
Total	2,364,257,743	—	0		2,364,257,743

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stock classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Capital Allocation Moderate Conservative Portfolio

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 31.1%
International 8.3%
Columbia European Equity Fund, Class I Shares (a)	2,949,531	$22,799,872
Columbia Overseas Value Fund, Class I Shares (a)	3,292,572	29,929,481
Columbia Pacific/Asia Fund, Class I Shares (a)	587,050	5,218,872
Total		57,948,225
U.S. Large Cap 19.2%
Columbia Contrarian Core Fund, Class I Shares (a)	1,415,903	29,450,781
Columbia Large Cap Growth Fund, Class I Shares (a)	504,792	17,001,397
Columbia Large Core Quantitative Fund, Class I Shares (a)	2,427,898	21,146,996
Columbia Large Growth Quantitative Fund, Class I Shares (a)	2,391,401	20,900,847
Columbia Large Value Quantitative Fund, Class I Shares (a)	4,183,488	38,697,260
Columbia Select Large Cap Equity Fund, Class I Shares (a)	537,619	6,967,543
Total		134,164,824
U.S. Mid Cap 1.9%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	215,696	6,673,650
Columbia Mid Cap Value Fund, Class I Shares (a)	372,980	7,012,025
Total		13,685,675
U.S. Small Cap 1.7%
Columbia Small Cap Core Fund, Class I Shares (a)	576,333	11,664,975
Total Equity Funds (Cost: $185,282,932)		$217,463,699

Fixed-Income Funds 55.5%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares (a)	367,364	6,961,555
Emerging Markets 4.5%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,768,435	31,283,319
High Yield 4.8%
Columbia Income Opportunities Fund, Class I Shares (a)	3,278,156	33,469,972
Inflation Protected Securities 2.3%
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares (a)(b)	158,187	1,611,926
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,570,346	14,714,137
Total		16,326,063

	Shares	Value

Fixed-Income Funds (continued)
International 0.5%
Columbia International Bond Fund, Class I Shares (a)	320,552	$3,609,413
Investment Grade 42.4%
Columbia Corporate Income Fund, Class I Shares (a)	12,903,397	131,614,652
Columbia Limited Duration Credit Fund, Class I Shares (a)	4,798,522	47,985,217
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	19,354,373	105,287,788
Columbia U.S. Treasury Index Fund, Class I Shares (a)	1,019,203	11,231,618
Total		296,119,275
Total Fixed-Income Funds (Cost: $384,642,718)		$387,769,597

Alternative Investment Funds 6.0%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	289,348	2,812,466
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,086,904	10,836,433
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	1,654,663	15,851,673
Columbia Flexible Capital Income Fund, Class I Shares(a)	1,002,018	12,455,084
Total Alternative Investment Funds (Cost: $40,772,907)		$41,955,656

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.1%

S&P 500 Index	94	1,600.00	12/19/14	556,950
Total Options Purchased Puts (Cost: $1,598,324)				$556,950

	Shares	Value

Money Market Funds 7.1%
Columbia Short-Term Cash Fund, 0.092%(a)(c)	49,553,998	49,553,998
Total Money Market Funds (Cost: $49,553,998)		$49,553,998
Total Investments
(Cost: $661,850,879) (d)		$697,299,900(e)
Other Assets & Liabilities, Net		1,095,164
Net Assets		$698,395,064

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, cash totaling $1,420,506 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	(16)	USD	(7,511,600)	06/2014	—	(175,698)
S&P 500 EMINI	167	USD	15,680,465	06/2014	375,341	—
S&P MID 400 EMINI	43	USD	5,818,330	06/2014	—	(29,991)
SPI 200	28	AUD	3,556,492	06/2014	78,475	—
TOPIX INDEX	46	JPY	5,199,100	06/2014	—	(275,384)
US 10YR NOTE	223	USD	27,746,079	06/2014	27,408	—
US 5YR NOTE	19	USD	2,269,609	06/2014	(4,345)
US LONG BOND	19	USD	2,563,813	06/2014	53,396	—
Total					534,620	(485,418)

Open Options Contracts Written at April 30, 2014

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
S&P 500 Index	Put	94	1,750.00	1,717,856	06/2014	178,600

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	2,913,311	105,458	(92,371)	(4,335)	2,922,063	—	2,812,466
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	11,104,838	79,410	(222,364)	(2,399)	10,959,485	—	10,836,433
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	16,393,645	480,623	(109,018)	(2,597)	16,762,653	—	15,851,673
Columbia Contrarian Core Fund, Class I Shares	20,710,096	4,268	(903,854)	495,719	20,306,229	—	29,450,781
Columbia Convertible Securities Fund, Class I Shares	5,675,362	75,452	(243,719)	46,003	5,553,098	39,772	6,961,555
Columbia Corporate Income Fund, Class I Shares	130,923,966	1,566,541	(2,945,119)	32,097	129,577,485	1,039,279	131,614,652
Columbia Emerging Markets Bond Fund, Class I Shares	31,958,177	422,888	(1,321,128)	(22,249)	31,037,688	408,517	31,283,319
Columbia Emerging Markets Fund, Class I Shares	2,528,707	1,010	(2,686,210)	156,493	—	—	—
Columbia European Equity Fund, Class I Shares	19,671,548	2,813,131	(5,001,092)	1,559,456	19,043,043	—	22,799,872
Columbia Flexible Capital Income Fund, Class I Shares	10,341,532	82,621	(369,660)	74,213	10,128,706	82,621	12,455,084
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	—	1,605,792	(24,286)	347	1,581,853	—	1,611,926
Columbia Income Opportunities Fund, Class I Shares	31,839,381	428,093	(788,202)	68,278	31,547,550	428,093	33,469,972
Columbia Inflation Protected Securities Fund, Class I Shares	17,783,274	168,296	(1,995,733)	(141,609)	15,814,228	40,384	14,714,137
Columbia International Bond Fund, Class I Shares	3,687,636	311	(103,587)	157	3,584,517	—	3,609,413
Columbia Large Cap Growth Fund, Class I Shares	12,521,663	185,852	(1,950,518)	1,103,051	11,860,048	—	17,001,397
Columbia Large Core Quantitative Fund, Class I Shares	14,948,204	12,671	(749,506)	312,193	14,523,562	—	21,146,996

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Large Growth Quantitative Fund, Class I Shares	24,095,247	81,367	(4,591,992)	78,279	19,662,901	—	20,900,847
Columbia Large Value Quantitative Fund, Class I Shares	34,470,275	5,062,872	(1,591,674)	(48,455)	37,893,018	—	38,697,260
Columbia Limited Duration Credit Fund, Class I Shares	46,692,362	770,039	(804,608)	31,131	46,688,924	236,008	47,985,217
Columbia Mid Cap Growth Fund, Class I Shares	6,119,638	170,009	(336,943)	54,451	6,007,155	—	6,673,650
Columbia Mid Cap Value Fund, Class I Shares	5,732,569	11,528	(398,168)	99,718	5,445,647	10,202	7,012,025
Columbia Overseas Value Fund, Class I Shares	35,649,591	739,698	(7,816,243)	193,332	28,766,378	—	29,929,481
Columbia Pacific/Asia Fund, Class I Shares	4,129,886	1,018,816	(169,395)	17,891	4,997,198	—	5,218,872
Columbia Select Large Cap Equity Fund, Class I Shares	7,215,692	19,812	(183,931)	(9,606)	7,041,967	—	6,967,543
Columbia Short-Term Cash Fund	42,835,142	12,269,128	(5,550,272)	—	49,553,998	10,373	49,553,998
Columbia Small Cap Core Fund, Class I Shares	9,986,930	41,819	(364,586)	71,623	9,735,786	—	11,664,975
Columbia U.S. Government Mortgage Fund, Class I Shares	107,287,939	2,046,315	(1,942,157)	(46,943)	107,345,154	871,510	105,287,788
Columbia U.S. Treasury Index Fund, Class I Shares	11,897,714	197,764	(171,052)	(12,205)	11,912,221	40,462	11,231,618
Total	669,114,325	30,461,584	(43,427,388)	4,104,034	660,252,555	3,207,221	696,742,950

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(d)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $661,851,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$41,546,000
Unrealized Depreciation	(6,097,000)
Net Unrealized Appreciation	$35,449,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	217,463,699	—	—	217,463,699
Fixed-Income Funds	387,769,597	—	—	387,769,597
Alternative Investment Funds	41,955,656	—	—	41,955,656
Money Market Funds	49,553,998	—	—	49,553,998
Total Mutual Funds	696,742,950	—	—	696,742,950
Other
Options Purchased Puts	556,950	—		556,950
Total Other	556,950	—	—	556,950
Investments in Securities	697,299,900	—	—	697,299,900
Derivatives
Assets
Futures Contracts	534,620	—	—	534,620
Liabilities
Futures Contracts	(485,418)	—	—	(485,418)
Options Contracts Written	(178,600)	—	—	(178,600)
Total	697,170,502	—	—	697,170,502

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia LifeGoal® Growth Portfolio

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 87.4%
DIVIDEND INCOME 27.9%
Columbia Dividend Income Fund, Class I Shares (a)	5,409,729	$101,486,527
Columbia Dividend Opportunity Fund, Class I Shares (a)	6,474,420	68,434,616
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	2,784,165	59,386,239
Total		229,307,382
INTERNATIONAL 10.6%
Columbia Emerging Markets Fund, Class I Shares (a)	3,770,498	38,195,148
Columbia Global Infrastructure Fund, Class I Shares (a)	1,600,155	34,243,307
Columbia Pacific/Asia Fund, Class I Shares (a)	1,603,730	14,257,158
Total		86,695,613
REAL ESTATE 3.3%
Columbia Real Estate Equity Fund, Class I Shares (a)	1,831,140	26,991,003
U.S. LARGE CAP 37.4%
Columbia Contrarian Core Fund, Class I Shares (a)	2,809,998	58,447,962
Columbia Global Energy and Natural Resources Fund, Class I Shares (a)	1,759,174	42,906,250
Columbia Large Cap Growth Fund, Class I Shares (a)	1,202,273	40,492,552
Columbia Large Core Quantitative Fund, Class I Shares (a)	1,939,307	16,891,361
Columbia Large Growth Quantitative Fund, Class I Shares (a)	4,321,348	37,768,581
Columbia Select Large Cap Equity Fund, Class I Shares (a)	3,199,551	41,466,180
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	3,723,323	69,179,353
Total		307,152,239

	Shares	Value

Equity Funds (continued)
U.S. MID CAP 3.8%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	1,019,977	$31,558,089
U.S. SMALL CAP 4.4%
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	1,223,260	36,245,207
Total Equity Funds (Cost: $599,795,067)		$717,949,533

Fixed-Income Funds 6.6%
CONVERTIBLE 6.6%
Columbia Convertible Securities Fund, Class I Shares (a)	2,880,143	54,578,713
Total Fixed-Income Funds (Cost: $40,251,298)		$54,578,713

Alternative Investment Funds 6.0%
Columbia Flexible Capital Income Fund, Class I Shares(a)	3,979,481	49,464,944
Total Alternative Investment Funds (Cost: $43,068,437)		$49,464,944
Total Investments
(Cost: $683,114,802) (c)		$821,993,190(d)
Other Assets & Liabilities, Net		(221,193)
Net Assets		$821,771,997

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	39,690,999	10	(947,810)	595,941	39,339,140	—	58,447,962
Columbia Convertible Securities Fund, Class I Shares	41,232,022	314,807	(1,756,531)	461,000	40,251,298	314,808	54,578,713
Columbia Dividend Income Fund, Class I Shares	72,491,996	623,254	(1,740,795)	438,318	71,812,773	623,100	101,486,527
Columbia Dividend Opportunity Fund, Class I Shares	51,946,294	525,001	(1,296,703)	323,460	51,498,052	524,989	68,434,616
Columbia Emerging Markets Fund, Class I Shares	37,144,881	514,608	—	—	37,659,489	—	38,195,148

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Flexible Capital Income Fund, Class I Shares	43,337,521	350,543	(704,039)	84,412	43,068,437	326,228	49,464,944
Columbia Global Dividend Opportunity Fund, Class I Shares	54,766,154	379,838	(945,563)	49,594	54,250,023	379,836	59,386,239
Columbia Global Energy and Natural Resources Fund, Class I Shares	53,632,909	36,265	(17,077,116)	773,989	37,366,047	—	42,906,250
Columbia Global Infrastructure Fund, Class I Shares	24,771,000	8,092,000	—	—	32,863,000	—	34,243,307
Columbia Large Cap Growth Fund, Class I Shares	30,756,734	7,111	(1,052,690)	466,380	30,177,535	—	40,492,552
Columbia Large Core Quantitative Fund, Class I Shares	11,439,710	30	(281,033)	93,567	11,252,274	—	16,891,361
Columbia Large Growth Quantitative Fund, Class I Shares	35,498,072	—	(651,913)	209,430	35,055,589	—	37,768,581
Columbia Mid Cap Growth Fund, Class I Shares	37,292,489	16,302	(9,381,200)	1,035,630	28,963,221	—	31,558,089
Columbia Pacific/Asia Fund, Class I Shares	12,246,110	280,741	—	—	12,526,851	—	14,257,158
Columbia Real Estate Equity Fund, Class I Shares	16,534,000	8,171,280	—	—	24,705,280	79,280	26,991,003
Columbia Select Large Cap Equity Fund, Class I Shares	43,068,784	—	(520,719)	(25,995)	42,522,070	—	41,466,180
Columbia Select Large Cap Growth Fund, Class I Shares	51,616,930	49,378	(3,716,708)	1,072,054	49,021,654	—	69,179,353
Columbia Small Cap Growth Fund I, Class I Shares	33,402,983	8,140,863	(886,023)	124,246	40,782,069	—	36,245,207
Total	690,869,588	27,502,031	(40,958,843)	5,702,026	683,114,802	2,248,241	821,993,190

(b)	Non-income producing.
(c)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $683, 115,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$144,471,000
Unrealized Depreciation	(5,593,000)
Net Unrealized Appreciation	$138,878,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	717,949,533	—	—	717,949,533
Fixed-Income Funds	54,578,713	—	—	54,578,713
Alternative Investment Funds	49,464,944	—	—	49,464,944
Total Mutual Funds	821,993,190	—	—	821,993,190
Total	821,993,190	—	—	821,993,190

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Masters International Equity Portfolio

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 99.0%
International 99.0%
Columbia Acorn International, Class I Shares (a)	43,129	$2,034,390
Columbia Emerging Markets Fund, Class I Shares (a)	199,105	2,016,935
Columbia European Equity Fund, Class I Shares (a)	3,187,627	24,640,362
Columbia Pacific/Asia Fund, Class I Shares (a)	1,368,438	12,165,412
Total		40,857,099
Total Equity Funds (Cost: $33,435,595)		$40,857,099

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.092%(a)(b)	554,475	$554,475
Total Money Market Funds (Cost: $554,475)		$554,475
Total Investments
(Cost: $33,990,070) (c)		$41,411,574(d)
Other Assets & Liabilities, Net		(126,042)
Net Assets		$41,285,532

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at April 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	06/30/2014	282,000 BRL	124,470 USD	418	—
J.P. Morgan Securities, Inc.	06/30/2014	318,000 CAD	290,054 USD	372	—
J.P. Morgan Securities, Inc.	06/30/2014	1,114,000 DKK	207,072 USD	—	(52)
J.P. Morgan Securities, Inc.	06/30/2014	716,000 EUR	993,058 USD	—	(123)
J.P. Morgan Securities, Inc.	06/30/2014	3,856,404,000 IDR	330,795 USD	—	(284)
J.P. Morgan Securities, Inc.	06/30/2014	40,439,000 INR	663,369 USD	399	—
J.P. Morgan Securities, Inc.	06/30/2014	1,563,881,000 KRW	1,510,646 USD	408	—
J.P. Morgan Securities, Inc.	06/30/2014	1,089,000 MXN	82,953 USD	164	—
J.P. Morgan Securities, Inc.	06/30/2014	813,000 MYR	248,252 USD	—	(42)
J.P. Morgan Securities, Inc.	06/30/2014	5,532,000 PHP	124,139 USD	—	(119)
J.P. Morgan Securities, Inc.	06/30/2014	3,004,000 RUB	83,043 USD	363	—
J.P. Morgan Securities, Inc.	06/30/2014	31,235,000 TWD	1,036,021 USD	—	(338)
J.P. Morgan Securities, Inc.	06/30/2014	955,462 USD	1,032,000 AUD	—	(1,027)
J.P. Morgan Securities, Inc.	06/30/2014	1,406,513 USD	1,237,000 CHF	—	(241)
J.P. Morgan Securities, Inc.	06/30/2014	1,491,607 USD	884,000 GBP	182	—
J.P. Morgan Securities, Inc.	06/30/2014	372,560 USD	1,290,000 ILS	13	—
J.P. Morgan Securities, Inc.	06/30/2014	1,946,725 USD	198,792,000 JPY	—	(1,516)
J.P. Morgan Securities, Inc.	06/30/2014	83,114 USD	495,000 NOK	—	(65)
J.P. Morgan Securities, Inc.	06/30/2014	125,350 USD	146,000 NZD	—	(150)
J.P. Morgan Securities, Inc.	06/30/2014	914,943 USD	5,950,000 SEK	—	(911)
J.P. Morgan Securities, Inc.	06/30/2014	413,919 USD	519,000 SGD	60	—
J.P. Morgan Securities, Inc.	06/30/2014	2,201,000 ZAR	207,592 USD	619	—
Total				2,998	(4,868)

Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, cash totaling $34,980 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EMINI MSCI EAFE INDEX	6	USD	577,290	06/2014	26,425	—

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Acorn International, Class I Shares	973,145	57,390	(159,186)	43,943	915,292	—	2,034,390
Columbia Emerging Markets Fund, Class I Shares	2,101,812	48,262	(161,204)	(10,114)	1,978,756	—	2,016,935
Columbia European Equity Fund, Class I Shares	19,521,466	359,968	(1,193,135)	101,125	18,789,424	—	24,640,362
Columbia Pacific/Asia Fund, Class I Shares	12,172,653	399,563	(808,422)	(11,671)	11,752,123	—	12,165,412
Columbia Short-Term Cash Fund	529,640	134,783	(109,948)	—	554,475	124	554,475
Total	35,298,716	999,966	(2,431,895)	123,283	33,990,070	124	41,411,574

(b)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(c)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $33,990,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,422,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$7,422,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	40,857,099	—	—	40,857,099
Money Market Funds	554,475	—	—	554,475
Total Mutual Funds	41,411,574	—	—	41,411,574
Investments in Securities	41,411,574	—	—	41,411,574
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,998	—	2,998
Futures Contracts	26,425	—	—	26,425
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,868)	—	(4,868)
Total	41,437,999	(1,870)	—	41,436,129

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 20, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 20, 2014